Taxation	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Taxation

3. Taxation

For the nine months ended September 30, 2025, we accounted for income taxes by applying an estimated annual effective tax rate to year to date pre-tax book income, with the effects of any discrete income tax items recognized in the period in which it occurred. For the nine months ended September 30, 2024, we utilized the discrete effective tax method as allowed under ASC 740, Income Taxes, to calculate the interim tax provision. The discrete method treats the year to date period as if it was the annual period and determines the income tax expense or benefit on that basis. We believed that the use of the discrete method was more appropriate than the annual effective tax rate method as small changes in estimated pre-tax book income or loss would result in significant changes in the estimated annual effective tax rate.

Our effective tax rate for the three months ended September 30, 2025 and 2024 was 2,162.5% and 18.5%, respectively. The difference between our effective tax rate and the U.K. statutory rate of 25% for the three months ended September 30, 2025 was primarily the result of recognition of valuation allowance related to our recoverability of deferred tax assets on tax losses and restricted interest carryforwards in the U.S. and U.K. The difference between our effective tax rate and the U.K. statutory rate of 25% for the three months ended September 30, 2024 was primarily the result of charges relating to U.S. Base Erosion and Anti-Abuse Tax ("BEAT") that is applicable in the United States on payments made to foreign related parties.

Our effective tax rate for the nine months ended September 30, 2025 and 2024 was (303.4%) and (533.1%), respectively. The difference between our effective tax rate and the U.K. statutory rate of 25% for the nine months ended September 30, 2025 was primarily the result of recognition of valuation allowance related to our recoverability of deferred tax assets on tax losses and restricted interest carryforwards in the U.S. and the U.K. The difference between our effective tax rate and the U.K. statutory rate for the nine months ended September 30, 2024 was primarily the result of changes to our valuation allowance related to our recoverability of deferred tax assets on restricted interest carryforwards, charges relating to BEAT and items identified as discrete during the year.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred assets will be realized. The ultimate realization of the deferred tax asset is dependent upon generation of future taxable income during the period in which those temporary differences become deductible. Evaluating the need for a valuation allowance for deferred tax assets requires judgment and analysis of all the positive and negative evidence available, including cumulative losses in recent years and projected future taxable income to determine whether all or some portion of the deferred tax assets will not be realized. In the second quarter, the Company concluded that the deferred tax assets on tax losses and restricted interest carryforwards in the U.K were not realizable on a more likely than not basis. As a result, a valuation allowance of $33,178 has been recognized related to these deferred tax assets for the nine months ended September 30, 2025.

On July 4, 2025, President Trump signed into law the One Big Beautiful Bill Act ("OBBBA"). The OBBBA makes permanent key elements of the Tax Cuts and Jobs Act, including 100% bonus depreciation, domestic research cost expensing, and the business interest expense limitation. ASC 740, “Income Taxes”, requires the effects of changes in tax rates and laws on deferred tax balances to be recognized in the period in which the legislation is enacted. The law became effective in the third quarter, which reduced the Company's sources of future taxable income against which it can recognize deferred tax assets. As a result, an additional valuation allowance of $81,236 has been recognized related to the U.S. deferred tax assets for the three and nine months ended September 30, 2025.